Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues
Rental revenue	$ 47,235		$ 19,921		$ 117,990		$ 37,691		$ 60,258		$ 12,181		$ 267
Management fees	5,153		4,848		17,571		18,867		25,033		40,896		34,667
Operating expense reimbursements	11,237		8,960		29,113		12,338		20,604		1,203		174
Investment income	445		492		1,208		1,393		1,824		1,717		600
Other income	1,143		80		1,413		224		221		707		1,113
Total revenues	65,213		34,301		167,295		70,513		107,940		56,704		36,821
Property operating expenses:
Property management expenses	4,780		3,293		14,557		13,425		17,500		20,868		21,380
Property operating expenses	11,051		9,238		29,006		13,011		21,120		1,411		1,846
Total property operating expenses	15,831		12,531		43,563		26,436		38,620		22,279		23,226
Other-than-temporary impairment			1,650				1,650		4,064		3,339
Portion of impairment recognized in other comprehensive loss			(907)				(907)		752		(1,337)
Net impairment recognized in earnings			743				743		4,816		2,002
Depreciation and amortization	25,120		12,306		68,534		22,451		36,408		5,675		256
Interest expense	9,227		4,934		23,225		11,070		16,586		1,732
Realized loss on derivative instruments							3,300		3,300		115
Management, general and administrative	4,748		4,819		14,299		13,658		18,416		18,210		25,335
Acquisition expenses	6,547		1,323		13,508		3,246		6,171		2,808		111
Total expenses	61,473		36,656		163,129		80,904		124,317		52,821		48,928
Income (loss) from continuing operations before equity in income (loss) from joint ventures, gain on remeasurement of previously held joint venture, loss on extinguishment of debt, and provision for taxes	3,740		(2,355)		4,166		(10,391)		(16,377)		3,883		(12,107)
Equity in net income (loss) of joint ventures	(1,096)		103		(974)		1,856		1,959		(5,662)		(2,904)
Income (loss) from continuing operations before gain on remeasurement of previously held joint venture, loss on extinguishment of debt, provision for taxes, and discontinued operations	3,036		(2,252)		3,785		(8,535)		(14,418)		(1,779)		(15,011)
Gain on remeasurement of previously held joint venture							72,345		72,345
Loss on extinguishment of debt							(1,925)		(1,925)
Provisions for taxes	(985)		(165)		(2,116)		(971)		(809)		(6,393)		(3,330)
Income (loss) from continuing operations	2,051	[1]	(2,417)	[1]	1,669	[1]	60,914	[1]	55,193	[2]	(8,172)	[2]	(18,341)	[2]
Income (loss) from discontinued operations	(41)		(41)		17		(522)		(524)		5,057		(169,174)
Gain on sale of joint venture interest to a director related entity											1,317
Gains from disposals	392				593						389,140		15,967
Provision for taxes, discontinue operations									0		(2,515)		0
Income (loss) from discontinued operations	(41)		(41)		17		(522)		(524)		392,999		(153,207)
Net income (loss)	2,010		(2,458)		1,686		60,392		54,669		$ 384,827		$ (171,548)
Net (income) loss attributable to noncontrolling interest	(20)		104		43		104		236
Net income (loss) attributable to parent, total	1,990		(2,354)		1,729		60,496		54,905		$ 384,827		$ (171,548)
Preferred stock redemption costs			(2,912)				(2,912)		(2,912)
Preferred stock dividends	(1,559)		(2,192)		(4,676)		(5,773)		(7,349)		(7,162)		(7,162)
Net income (loss) available to common stockholders	$ 431		$ (7,458)		$ (2,947)		$ 51,811		$ 44,644		$ 377,665		$ (178,710)
Basic earnings per share:
Net income (loss) from continuing operations, after preferred dividends	$ 0.01	[3]	$ (0.25)	[3]	$ (0.06)	[3]	$ 2.21	[3]	$ 0.43		$ (0.25)		$ (0.49)
Net income (loss) from discontinued operations							(0.02)	[3]			6.39		(2.95)
Net income (loss) available to common stockholders	0.01	[3]	$ (0.25)	[3]	(0.06)	[3]	2.19	[3]	0.43		6.14		(3.44)
Diluted earnings per share:
Net loss from continuing operations, after preferred dividends	0.01	[3]	$ (0.25)	[3]	(0.06)	[3]	2.15	[3]	0.41		(0.25)		(0.49)
Net income (loss) from discontinued operations							(0.02)	[3]			6.39		(2.95)
Net income (loss) available to common stockholders	$ 0.01	[3]	$ (0.25)	[3]	$ (0.06)	[3]	$ 2.13	[3]	$ 0.41		$ 6.14		$ (3.44)
Basic weighted average common shares outstanding	57,666,780	[3]	29,481,537	[3]	53,226,406	[3]	23,702,710	[3]	104,811,814		61,500,847		51,976,462
Diluted weighted average common shares and common share equivalents outstanding	58,838,683	[3]	29,481,537	[3]	53,226,406	[3]	24,296,691	[3]	107,750,340		61,500,847		51,976,462

[1]	Net income (loss) from continuing operations represents income (loss) before discontinued operations.
[2]	Net income (loss) from continuing operation represents income (loss) before discontinued oeprations.Net income (loss) from continuing operations represents income (loss) before discontinued operations.
[3]	Adjusted for the 1-for-4 reverse stock split completed on March 20, 2015. Refer to Note 11, "Stockholders' Equity," for further information related to the reverse stock split.